Advances to and Investments in Unconsolidated Affiliates (Pro Forma Results Of Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment In Affiliates [Abstract]
Revenues	$ 4,492	$ 3,784	$ 3,287
Operating Income	863	928	716
Net income	$ 491	$ 536	$ 506